Net Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Net Earnings / (Loss) Per Share
The calculation of Net earnings (loss) per share — basic was as follows:

Year Ended December 31	2011	2010	2009
Net earnings (loss) available to common shareholders	$251.6	$(263.6)	$(9.2)
Weighted-average common shares outstanding (in millions)	81.6	81.0	78.3
Total	$3.08	$(3.26)	$(0.12)

The calculation of Net earnings (loss) per share — diluted was as follows:

Year Ended December 31	2011	2010	2009
Net earnings (loss) available to common shareholders	$251.6	$(263.6)	$(9.2)
Weighted-average common shares outstanding (in millions)	81.6	81.0	78.3
Effect of dilutive securities — stock options (in millions)	0.7	–	–
Effect of other share-based awards (in millions)	0.5	–	–
	82.8	81.0	78.3
Total	$3.04	$(3.26)	$(0.12)

Detail of anti-dilutive stock based awards
Due to the net loss for the years ended December 31, 2010 and 2009, the assumed exercise of share-based awards had an antidilutive effect and therefore was not included in the calculation of Net loss per share—diluted. The number, exercise prices and weighted-average remaining life of these antidilutive awards were as follows:

	2011	2010	2009
Shares (in thousands)	3,074	6,583	6,231
Exercise price ranges	$52–$93	$11–$93	$9–$93
Weighted-average remaining life	6.3 years	5.8 years	6.2 years